YieldMax MSTR Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 8.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 8.7%
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $105.00	$67,161,600	7,200	$522,000
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $103.00	23,320,000	2,500	252,500
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $102.00	109,137,600	11,700	1,386,450
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $101.00	102,608,000	11,000	1,457,500
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $100.00	93,280,000	10,000	1,555,000
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $99.00	106,805,600	11,450	2,083,900
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $98.50	111,348,336	11,937	2,279,967
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $98.00	111,348,336	11,937	2,482,896
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	22,387,200	2,400	459,600
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $95.00	428,295,120	45,915	28,008,150
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.00	300,828,000	32,250	25,477,500
			65,965,463

TOTAL PURCHASED OPTIONS (Cost $110,157,570)			65,965,463

SHORT-TERM INVESTMENTS - 79.2%
Money Market Funds - 1.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		10,116,964	10,116,964

U.S. Treasury Bills - 77.9%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$214,904,000	214,839,619
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		126,936,000	126,541,406
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		150,141,000	149,022,898
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		74,621,000	73,616,275
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		23,613,000	23,122,804
			587,143,002

TOTAL SHORT-TERM INVESTMENTS (Cost $597,175,103)			597,259,966

TOTAL INVESTMENTS - 87.9% (Cost $707,332,673)			$663,225,429
Other Assets in Excess of Liabilities - 12.1%			91,106,094
TOTAL NET ASSETS - 100.0%			$754,331,523

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $251,813,963.

YieldMax MSTR Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (14.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.2)%
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $100.00	$(67,161,600)	(7,200)	$(1,119,600)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $97.00	(132,457,600)	(14,200)	(3,372,500)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $96.00	(102,608,000)	(11,000)	(2,975,500)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $95.00	(69,960,000)	(7,500)	(2,325,000)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $94.00	(130,125,600)	(13,950)	(4,917,375)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $93.00	(222,696,672)	(23,874)	(9,609,285)
			(24,319,260)

Put Options - (11.2)%
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $110.01	(22,387,200)	(2,400)	(4,386,120)
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $95.01	(428,295,120)	(45,915)	(34,437,627)
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.01	(300,828,000)	(32,250)	(45,427,673)
			(84,251,420)

TOTAL WRITTEN OPTIONS (Premiums received $104,861,587)			$(108,570,680)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.